STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Class A [Member] Common Stock [Member]	Class B Common Stock Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jun. 04, 2020
Balance (in Shares) at Jun. 04, 2020
Net loss				(18,207)	(18,207)
Balance at Jun. 30, 2020		$ 575	24,425	(18,207)	6,793
Balance (in Shares) at Jun. 30, 2020		5,750,000
Excess of cash received over fair value of private placement warrants			$ 1,020,000		1,020,000
Net loss				(262,685)	(262,685)
Balance at Sep. 30, 2020		$ 575		(18,307,920)	(18,307,345)
Balance (in Shares) at Sep. 30, 2020		5,750,000
Balance at Dec. 31, 2020		$ 500.00		(34,161,468)	(34,160,968)
Balance (in Shares) at Dec. 31, 2020		5,000,000
Net loss				(20,841,633)	(20,841,633)
Balance at Mar. 31, 2021		$ 500		(55,003,101)	(55,002,601)
Balance (in Shares) at Mar. 31, 2021		5,000,000
Balance at Dec. 31, 2020		$ 500.00		(34,161,468)	(34,160,968)
Balance (in Shares) at Dec. 31, 2020		5,000,000
Balance at Sep. 30, 2021		$ 500		(104,589,639)	(104,589,139)
Balance (in Shares) at Sep. 30, 2021		5,000,000
Balance at Mar. 31, 2021		$ 500		(55,003,101)	(55,002,601)
Balance (in Shares) at Mar. 31, 2021		5,000,000
Net loss				(2,277,124)	(2,277,124)
Balance at Jun. 30, 2021		$ 500		(57,280,225)	(57,279,725)
Balance (in Shares) at Jun. 30, 2021		5,000,000
Net loss				(47,309,414)	(47,309,414)
Balance at Sep. 30, 2021		$ 500		$ (104,589,639)	$ (104,589,139)
Balance (in Shares) at Sep. 30, 2021		5,000,000